UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Symphony Credit Opportunities Fund

Portfolio of Investments	December 31, 2015 (Unaudited)

Shares	Description (1)				Value

	LONG-TERM INVESTMENTS – 89.3%

	COMMON STOCKS – 0.6%

	Diversified Consumer Services – 0.6%

180,828	Cengage Learning Holdings II LP, (2), (3)				$4,159,044

10,050,485	Education Management Corporation, (2)				1,005
	Total Diversified Consumer Services				4,160,049

	Media – 0.0%

9,292	Tribune Media Company, (4)				—
	Total Common Stocks (cost $5,923,843)				4,160,049

Shares	Description (1)	Coupon		Ratings (5)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0%

	Diversified Consumer Services – 0.0%

11,184	Education Management Corporation	7.500%		N/R	$22,368
	Total $25 Par (or similar) Retail Preferred (cost $26,272)				22,368

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	CONVERTIBLE BONDS – 0.4%

	Oil, Gas & Consumable Fuels – 0.4%

$5,000	Cobalt International Energy, Inc.	2.625%	12/01/19	CCC–	$2,803,125

6,000	Energy and Exploration Partners Inc., 144A, (6)	8.000%	7/01/19	N/R	60,000
$11,000	Total Convertible Bonds (cost $8,380,204)				2,863,125

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	CORPORATE BONDS – 79.8%

	Aerospace & Defense – 0.9%

$2,350	Huntington Ingalls Industries Inc., 144A	5.000%	11/15/25	BB+	$2,385,250

2,820	Sequa Corporation, 144A	7.000%	12/15/17	CCC–	902,400

3,000	Triumph Group Inc.	5.250%	6/01/22	Ba3	2,415,000
8,170	Total Aerospace & Defense				5,702,650

	Airlines – 0.3%

2,250	American Airlines Group Inc., 144A	4.625%	3/01/20	BB–	2,143,125

	Chemicals – 0.8%

7,000	Hexion Inc.	6.625%	4/15/20	B3	5,477,500

	Commercial Services & Supplies – 1.2%

5,000	Cenveo Corporation, 144A	6.000%	8/01/19	B–	3,525,000

Nuveen Investments	1

Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Commercial Services & Supplies (continued)

$1,650	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	$1,501,500

3,000	West Corporation, 144A	5.375%	7/15/22	B+	2,587,500
9,650	Total Commercial Services & Supplies				7,614,000

	Communications Equipment – 3.4%

4,500	Alcatel Lucent USA Inc., 144A	6.750%	11/15/20	B+	4,741,875

4,500	Avaya Inc., 144A	7.000%	4/01/19	B1	3,352,500

14,805	Avaya Inc., 144A	10.500%	3/01/21	CCC+	5,033,700

1,500	CommScope Inc., 144A	5.000%	6/15/21	B	1,438,125

2,550	CommScope Inc., 144A	5.500%	6/15/24	B	2,422,500

3,510	CommScope Technologies Finance LLC, 144A	6.000%	6/15/25	B	3,378,375

2,000	Nortel Networks Limited, (6)	9.003%	7/15/11	N/R	1,730,000
33,365	Total Communications Equipment				22,097,075

	Construction & Engineering – 0.4%

2,250	Shea Homes LP, 144A	5.875%	4/01/23	B+	2,306,250

	Construction Materials – 0.7%

3,445	Gates Global LLC, 144A	6.000%	7/15/22	B	2,480,400

2,250	Norbord Inc., 144A	6.250%	4/15/23	Ba2	2,221,875
5,695	Total Construction Materials				4,702,275

	Consumer Finance – 0.6%

2,500	First Data Corporation, 144A	7.000%	12/01/23	B	2,500,000

1,200	First Data Corporation, 144A	5.750%	1/15/24	B	1,182,000

500	First Data Corporation, 144A	5.000%	1/15/24	BB	497,500
4,200	Total Consumer Finance				4,179,500

	Containers & Packaging – 2.4%

4,600	Ardagh Packaging Finance / MP HD USA, 144A	6.250%	1/31/19	CCC+	4,416,000

4,000	BWAY Holding Company, 144A	9.125%	8/15/21	CCC	3,740,000

6,000	Cascades Inc., 144A	5.500%	7/15/22	Ba3	5,820,000

1,750	Sealed Air Corporation, 144A	5.500%	9/15/25	BB	1,785,000
16,350	Total Containers & Packaging				15,761,000

	Diversified Consumer Services – 0.3%

2,250	Ahern Rentals Inc., 144A	7.375%	5/15/23	B	1,816,875

	Diversified Financial Services – 1.2%

5,000	Alphabet Holding Company, Inc.	7.750%	11/01/17	CCC+	4,875,000

3,150	Nationstar Mortgage LLC Capital Corporation	6.500%	8/01/18	B+	3,063,375
8,150	Total Diversified Financial Services				7,938,375

	Diversified Telecommunication Services – 3.6%

3,090	Frontier Communications Corporation, 144A	11.000%	9/15/25	BB	3,059,100

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Diversified Telecommunication Services (continued)

$25,500	IntelSat Limited	8.125%	6/01/23	CCC+	$11,475,000

1,455	Level 3 Financing Inc., 144A	5.125%	5/01/23	BB	1,444,088

2,000	Level 3 Financing Inc.	7.000%	6/01/20	BB	2,090,000

1,750	Level 3 Financing Inc.	6.125%	1/15/21	BB	1,811,250

2,000	Level 3 Financing Inc.	5.375%	8/15/22	BB	2,030,000

2,000	SBA Communications Corporation	4.875%	7/15/22	B	1,970,000
37,795	Total Diversified Telecommunication Services				23,879,438

	Electric Utilities – 1.0%

4,250	PPL Energy Supply LLC, 144A	6.500%	6/01/25	Ba3	2,805,000

5,000	RJS Power Holdings LLC, 144A	5.125%	7/15/19	Ba3	3,750,000
9,250	Total Electric Utilities				6,555,000

	Electrical Equipment – 0.2%

1,325	EnerSys, 144A	5.000%	4/30/23	BB+	1,318,375

	Electronic Equipment, Instruments & Components – 0.6%

3,500	Zebra Technologies Corporation	7.250%	10/15/22	B+	3,657,500

	Energy Equipment & Services – 0.7%

5,000	NGPL PipeCo LLC, 144A	7.119%	12/15/17	Caa2	4,650,000

	Food & Staples Retailing – 4.1%

8,364	Albertsons Holdings LLC/Saturn Acquisition Merger Sub Inc., 144A	7.750%	10/15/22	B2	8,881,480

6,000	Albertson’s, Inc.	7.450%	8/01/29	CCC+	5,310,000

9,625	Rite Aid Corporation, 144A	6.125%	4/01/23	B	9,961,875

1,600	Rite Aid Corporation	9.250%	3/15/20	B	1,692,000

1,200	Rite Aid Corporation	6.750%	6/15/21	B	1,257,000
26,789	Total Food & Staples Retailing				27,102,355

	Food Products – 0.5%

3,000	WhiteWave Foods Company	5.375%	10/01/22	BB–	3,172,500

	Health Care Equipment & Supplies – 4.7%

1,335	Hologic Incorporated, 144A	5.250%	7/15/22	BB	1,361,700

9,575	Kinetic Concepts	12.500%	11/01/19	CCC+	8,713,250

8,750	Ortho-Clinical Diagnostics Inc., 144A	6.625%	5/15/22	CCC+	5,993,750

10,500	Tenet Healthcare Corporation	5.000%	3/01/19	B3	9,686,250

3,300	Tenet Healthcare Corporation	8.125%	4/01/22	B3	3,291,750

2,030	Tenet Healthcare Corporation	6.750%	6/15/23	B3	1,882,825
35,490	Total Health Care Equipment & Supplies				30,929,525

	Health Care Providers & Services – 5.4%

4,000	Community Health Systems, Inc.	5.125%	8/01/21	BB	3,980,000

2,000	Envision Healthcare Corporation, 144A	5.125%	7/01/22	B	1,960,000

Nuveen Investments	3

Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Health Care Providers & Services (continued)

$1,425	HCA Inc.	5.875%	2/15/26	BB	$1,430,344

2,365	HealthSouth Corporation, 144A	5.750%	11/01/24	B+	2,255,619

7,500	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	6,900,000

2,250	Mallinckrodt International Finance SA, 144A	5.500%	4/15/25	BB–	2,070,000

3,600	Surgical Care Affiliates Inc., 144A	6.000%	4/01/23	B–	3,510,000

13,200	Truven Health Analtyics Inc.	10.625%	6/01/20	CCC+	13,266,000
36,340	Total Health Care Providers & Services				35,371,963

	Hotels, Restaurants & Leisure – 3.2%

3,550	Interval Acquisition Corporation, 144A	5.625%	4/15/23	BB–	3,523,375

5,750	Landrys Holdings, 144A	10.250%	1/01/18	CCC+	5,735,625

2,500	Norwegian Cruise Lines, 144A	5.250%	11/15/19	BB–	2,537,500

2,000	Scientific Games Corporation	8.125%	9/15/18	B–	1,460,000

17,000	Scientific Games International Inc.	6.625%	5/15/21	B–	7,990,000
30,800	Total Hotels, Restaurants & Leisure				21,246,500

	Household Durables – 1.3%

2,000	KB Home	4.750%	5/15/19	B+	1,940,000

1,950	KB Home	7.000%	12/15/21	B+	1,923,188

750	Lennar Corporation	4.875%	12/15/23	BB+	746,250

4,000	Tri Pointe Holdings Inc.	4.375%	6/15/19	BB–	3,910,000
8,700	Total Household Durables				8,519,438

	Household Products – 0.4%

1,300	Revlon Consumer Products	5.750%	2/15/21	B	1,257,750

1,500	Spectum Brands Inc., 144A	5.750%	7/15/25	BB–	1,537,500
2,800	Total Household Products				2,795,250

	Independent Power & Renewable Electricity Producers – 0.5%

2,000	Dynegy Inc.	7.375%	11/01/22	B+	1,740,000

1,700	Dynegy Inc.	7.625%	11/01/24	B+	1,453,160
3,700	Total Independent Power & Renewable Electricity Producers				3,193,160

	Insurance – 1.5%

2,000	Fidelity & Guaranty Life Holdings Inc., 144A	6.375%	4/01/21	BB–	2,040,000

6,600	Hockey Merger Sub 2 Inc., 144A	7.875%	10/01/21	CCC+	5,940,000

1,800	Hub Holdings LLC/Hub Holdings Finance LLC, 144A	8.125%	7/15/19	CCC+	1,683,000
10,400	Total Insurance				9,663,000

	Internet & Catalog Retail – 1.0%

6,400	Netflix Incorporated	5.500%	2/15/22	B+	6,560,000

	Internet Software & Services – 0.4%

2,500	Sabre GLBL Inc., 144A	5.375%	4/15/23	Ba3	2,487,500

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	IT Services – 1.0%

$4,000	CDW LLC Finance	5.500%	12/01/24	BB–	$4,190,000

2,900	NeuStar Inc.	4.500%	1/15/23	B	2,322,900
6,900	Total IT Services				6,512,900

	Leisure Products – 0.8%

2,000	Carlson Travel Holdings Inc., 144A	7.500%	8/15/19	B–	1,970,000

500	Party City Holdco Inc., 144A	6.125%	8/15/23	B3	485,000

2,750	Vista Outdoor Inc., 144A	5.875%	10/01/23	BB+	2,818,750
5,250	Total Leisure Products				5,273,750

	Machinery – 0.7%

1,750	Cleaver-Brooks Inc., 144A	8.750%	12/15/19	B	1,688,750

3,000	Xerium Technologies	8.875%	6/15/18	B	2,940,375
4,750	Total Machinery				4,629,125

	Marine – 1.0%

2,800	Global Ship Lease Inc., 144A	10.000%	4/01/19	B	2,534,000

7,000	Teekay Offshore Partners LP/Teekay Offshore Finance Corporation	6.000%	7/30/19	N/R	3,990,000
9,800	Total Marine				6,524,000

	Media – 9.7%

3,000	Affinion Group Inc.	7.875%	12/15/18	CCC–	1,938,750

1,790	Altice US Finance I Corporation, 144A	5.375%	7/15/23	BB–	1,794,475

1,800	Cable One Inc., 144A	5.750%	6/15/22	BB	1,791,000

2,375	CCO Holdings LLC Finance Corporation, 144A	5.125%	5/01/23	BB–	2,377,969

570	CCOH Safari LLC, 144A	5.750%	2/15/26	BB	571,425

4,000	Cequel Communication Holdings I, 144A	5.125%	12/15/21	B–	3,600,000

8,000	Clear Channel Communications, Inc.	10.000%	1/15/18	CCC–	3,040,000

31,088	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC–	8,471,350

1,000	Clear Channel Communications, Inc.	11.250%	3/01/21	CCC+	700,000

3,500	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	2,441,250

500	Clear Channel Worldwide	7.625%	3/15/20	B	455,000

1,100	Clear Channel Worldwide	7.625%	3/15/20	B	1,016,125

1,500	Dish DBS Corporation	5.875%	7/15/22	BB–	1,398,750

1,500	Dish DBS Corporation	5.000%	3/15/23	BB–	1,301,250

2,500	Dish DBS Corporation	5.875%	11/15/24	BB–	2,225,000

2,000	Expo Event Transco Inc., 144A	9.000%	6/15/21	B–	1,900,000

2,125	LIN Television Corporation	5.875%	11/15/22	B3	2,114,375

9,600	McGraw-Hill Global Education Holdings	9.750%	4/01/21	BB	10,176,000

1,000	Mediacom LLC	7.250%	2/15/22	B	1,010,000

2,875	Midcontinent Communications Finance Company, 144A	6.250%	8/01/21	B	2,903,750

3,350	Numericable Group SA, 144A	6.000%	5/15/22	B+	3,249,500

Nuveen Investments	5

Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Media (continued)

$1,530	Numericable Group SA, 144A	6.250%	5/15/24	B+	$1,476,450

2,500	Regal Entertainment Group	5.750%	3/15/22	B+	2,500,000

1,800	Sirius XM Radio Inc., 144A	5.375%	4/15/25	BB	1,811,250

750	Virgin Media Finance PLC, 144A	6.000%	10/15/24	B	748,125

2,300	Virgin Media Secured Finance, 144A	5.250%	1/15/26	BB+	2,236,750
94,053	Total Media				63,248,544

	Metals & Mining – 0.7%

5,100	Signode Industrial Group, 144A	6.375%	5/01/22	CCC+	4,335,000

	Multiline Retail – 1.2%

7,375	Family Tree Escrow LLC, 144A	5.750%	3/01/23	Ba3	7,688,438

	Oil, Gas & Consumable Fuels – 2.6%

2,500	Energy Transfer Equity LP	5.875%	1/15/24	BB+	2,037,500

3,875	EnQuest PLC, 144A	7.000%	4/15/22	B–	1,351,405

2,145	Halcon Resources Corporation, 144A	12.000%	2/15/22	CCC+	1,415,700

6,000	Legacy Reserves LP Finance Corporation	6.625%	12/01/21	B–	1,260,000

3,000	Linn Energy LLC Finance Corporation	6.250%	11/01/19	B–	495,000

3,500	Memorial Resource Development Corp.	5.875%	7/01/22	B–	3,062,500

1,000	NGL Energy Partners LP/Fin Co	5.125%	7/15/19	BB–	790,000

2,750	Penn Virginia Corporation	8.500%	5/01/20	CC	433,125

1,000	PetroBakken Energy Limited, 144A	8.625%	2/01/20	CCC	225,000

2,000	Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B1	1,420,000

8,000	Sanchez Energy Corporation	6.125%	1/15/23	B–	4,320,000

5,000	Sandridge Energy Inc.	7.500%	2/15/23	Caa3	543,750
40,770	Total Oil, Gas & Consumable Fuels				17,353,980

	Pharmaceuticals – 1.9%

1,600	Endo Finance LLC / Endo Finco Inc., 144A	6.000%	7/15/23	B1	1,592,000

850	Endo Finance LLC / Endo Finco Inc., 144A	6.000%	2/01/25	B1	837,250

3,500	Endo Finance LLC, 144A	5.375%	1/31/23	B1	3,430,000

7,000	JLL Delta Dutch Newco BV, 144A	7.500%	2/01/22	CCC+	6,825,000
12,950	Total Pharmaceuticals				12,684,250

	Professional Services – 1.1%

2,250	IHS Inc.	5.000%	11/01/22	BBB	2,278,125

4,750	Nielsen Finance LLC Co, 144A	5.000%	4/15/22	BB+	4,690,625
7,000	Total Professional Services				6,968,750

	Real Estate Investment Trust – 2.7%

5,600	Communications Sales & Leasing Inc., 144A	6.000%	4/15/23	BBB–	5,292,000

4,950	Communications Sales & Leasing Inc.	8.250%	10/15/23	BB	4,219,875

1,250	iStar Inc.	4.875%	7/01/18	B+	1,225,000

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Real Estate Investment Trust (continued)

$7,500	iStar Inc.	5.000%	7/01/19	B+	$7,284,375
19,300	Total Real Estate Investment Trust				18,021,250

	Semiconductors & Semiconductor Equipment – 3.3%

3,000	Advanced Micro Devices, Inc.	6.750%	3/01/19	B–	2,175,000

5,300	Advanced Micro Devices, Inc.	7.750%	8/01/20	B–	3,630,500

4,350	Advanced Micro Devices, Inc.	7.500%	8/15/22	B–	2,958,000

9,225	Advanced Micro Devices, Inc.	7.000%	7/01/24	B–	5,996,250

6,250	Freescale Semiconductor Inc., 144A	6.000%	1/15/22	BBB–	6,546,875
28,125	Total Semiconductors & Semiconductor Equipment				21,306,625

	Software – 4.8%

7,800	Audatex North America Inc., 144A	6.125%	11/01/23	BB–	7,848,750

12,760	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	8,485,400

10,050	Boxer Parent Company Inc./BMC Software, 144A	9.000%	10/15/19	CCC+	6,231,000

9,550	Infor Software Parent LLC and Infor Software Parent Inc., 144A	7.125%	5/01/21	CCC+	6,899,875

1,700	SS&C Technologies Holdings, Inc., 144A	5.875%	7/15/23	B+	1,755,250
41,860	Total Software				31,220,275

	Specialty Retail – 1.7%

1,605	Chino Intermediate Holdings A Inc., 144A	7.750%	5/01/19	CCC	401,250

3,000	Claires Stores, Inc., 144A	9.000%	3/15/19	B3	1,815,000

9,350	Jo-Ann Stores Holdings Inc., 144A	9.750%	10/15/19	CCC+	5,142,500

4,330	Outerwall Inc.	5.875%	6/15/21	BB–	3,550,600
18,285	Total Specialty Retail				10,909,350

	Textiles, Apparel & Luxury Goods – 0.5%

3,000	Gymboree Corporation, Term Loan	9.125%	12/01/18	CCC–	675,000

333	Perry Ellis International	7.875%	4/01/19	B	333,000

2,400	Springs Industries Inc-SIWF Merger Sub	6.250%	6/01/21	B	2,376,000
5,733	Total Textiles, Apparel & Luxury Goods				3,384,000

	Trading Companies & Distributors – 0.3%

2,000	Rexel SA, 144A	5.250%	6/15/20	BB	2,060,000

	Transportation Infrastructure – 1.1%

8,950	CEVA Group PLC, 144A	7.000%	3/01/21	B2	7,428,500

	Wireless Telecommunication Services – 3.4%

4,000	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	3,940,000

5,550	Sprint Corporation	7.875%	9/15/23	B+	4,168,050

3,600	Sprint Corporation	7.125%	6/15/24	B+	2,619,000

2,900	T-Mobile USA Inc.	6.731%	4/28/22	BB	3,023,250

3,500	T-Mobile USA Inc.	6.625%	4/01/23	BB	3,570,000

900	T-Mobile USA Inc.	6.836%	4/28/23	BB	931,500

Nuveen Investments	7

Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Wireless Telecommunication Services (continued)

$1,800	T-Mobile USA Inc.	6.375%	3/01/25	BB	$1,818,000

2,200	UPCB Finance Limited, 144A	5.375%	1/15/25	BB	2,073,500
24,450	Total Wireless Telecommunication Services				22,143,300
$665,770	Total Corporate Bonds (cost $663,765,044)				522,532,166

Principal Amount (000)	Description (1)	Coupon (7)	Maturity (8)	Ratings (5)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 8.5% (7)

	Commercial Services & Supplies – 0.5%

$839	Education Management LLC, Tranche A, Term Loan	5.500%	7/02/20	N/R	$209,699

1,469	Education Management LLC, Tranche B, Term Loan	8.500%	7/02/20	N/R	158,609

3,653	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	2,987,182
5,961	Total Commercial Services & Supplies				3,355,490

	Communications Equipment – 0.8%

6,287	Avaya, Inc., Term Loan B3	4.823%	10/26/17	B1	4,909,381

	Diversified Consumer Services – 1.4%

6,773	Cengage Learning Acquisitions, Inc., Exit Term Loan	7.000%	3/31/20	B+	6,587,522

2,795	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	BB–	2,721,145

110	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B	92,725
9,678	Total Diversified Consumer Services				9,401,392

	Energy Equipment & Services – 0.1%

2,109	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B	840,032

	Food Products – 0.2%

1,155	Wilton Products, Inc., Tranche B, Term Loan	8.500%	8/30/18	N/R	1,101,581

	Health Care Equipment & Supplies – 0.7%

1,945	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/09/19	B–	1,731,305

2,868	Sterigenics International, Inc., Term Loan B	4.250%	5/16/22	B1	2,796,117
4,813	Total Health Care Equipment & Supplies				4,527,422

	Internet Software & Services – 1.3%

9,429	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	8,556,591

	IT Services – 0.0%

95	VFH Parent LLC, New Term Loan	5.250%	11/08/19	N/R	94,046

	Leisure Products – 0.2%

1,341	Academy, Ltd., Term Loan B	5.000%	7/01/22	B	1,295,059

	Machinery – 0.4%

2,253	Xerium Technologies, Inc., Initial Term Loan	6.250%	5/17/19	BB–	2,249,102

	Media – 1.2%

1,000	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	896,667

8	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (7)	Maturity (8)	Ratings (5)	Value

	Media (continued)

$5,170	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	Caa1	$4,448,705

1,000	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	Caa1	570,000

2,612	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B2	1,989,290
9,782	Total Media				7,904,662

	Oil, Gas & Consumable Fuels – 0.5%

671	Energy and Exploration Partners, Term Loan	7.750%	1/22/19	N/R	159,050

1,249	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B–	196,682

1,987	Harvey Gulf International Marine, Inc., Term Loan B	5.500%	6/18/20	B–	1,177,351

3,986	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	B	1,649,207
7,893	Total Oil, Gas & Consumable Fuels				3,182,290

	Real Estate Investment Trust – 0.9%

4,850	Communications Sales & Leasing, Inc., Term Loan B, First Lien	5.000%	10/24/22	BBB–	4,514,113

1,654	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	BB–	1,432,650
6,504	Total Real Estate Investment Trust				5,946,763

	Transportation Infrastructure – 0.3%

122	Ceva Group PLC, Canadian Term Loan	6.500%	3/19/21	B2	101,791

973	Ceva Group PLC, US Term Loan	6.500%	3/19/21	B2	814,330

681	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	3/19/21	B2	569,824

706	Ceva Group PLC, Dutch B.V., Term Loan	6.500%	3/19/21	B2	590,389
2,482	Total Transportation Infrastructure				2,076,334
$69,782	Total Variable Rate Senior Loan Interests (cost $70,586,055)				55,440,145
	Total Long-Term Investments (cost $748,681,418)				585,017,853

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 9.5%

	REPURCHASE AGREEMENTS – 9.5%

$61,782	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/15, repurchase price $61,782,258, collateralized by: $16,585,000 U.S. Treasury Notes, 3.500%, due 5/15/20, value $17,891,069 and $45,015,000 U.S. Treasury Notes, 2.250%, due 11/15/24, value $45,127,538	0.030%	1/04/16		$61,782,052
	Total Short-Term Investments (cost $61,782,052)				61,782,052
	Total Investments (cost $810,463,470) – 98.8%				646,799,905
	Other Assets Less Liabilities – 1.2% (9)				8,165,000
	Net Assets – 100%				$654,964,905

Nuveen Investments	9

Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

Investments in Derivatives as of December 31, 2015

Credit Default Swaps outstanding:

Counterparty	Referenced Entity	Buy/Sell Protection (10)	Current Credit Spread (11)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	Advanced Micro Devices, Inc.	Buy	13.90%	$5,000,000	5.000%	12/20/20	$1,278,729	$(19,723)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$1,005	$4,159,044	$—	*	$4,160,049
$25 Par (or similar) Retail Preferred	22,368	—	—		22,368
Convertible Bonds	—	2,863,125	—		2,863,125
Corporate Bonds	—	522,532,166	—		522,532,166
Variable Rate Senior Loan Interests	—	55,440,145	—		55,440,145
Short-Term Investments:
Repurchase Agreements	—	61,782,052	—		61,782,052
Investments in Derivatives:
Credit Default Swaps**	—	(19,723)	—		(19,723)
Total	$23,373	$646,756,809	$—	*	$646,780,182
*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2015, the cost of investments (excluding investments in derivatives) was $812,805,569.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of December 31, 2015, were as follows:

Gross unrealized:
Appreciation	$3,899,114
Depreciation	(169,904,778)
Net unrealized appreciation (depreciation) of investments	$(166,005,664)

10	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing: issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issuer is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(7)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(8)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(10)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning that referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(11)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen Investments	11

Nuveen Symphony Floating Rate Income Fund

Portfolio of Investments	December 31, 2015 (Unaudited)

Shares	Description (1)				Value

	LONG-TERM INVESTMENTS – 91.4%

	COMMON STOCKS – 0.2%

	Diversified Consumer Services – 0.2%

90,494	Cengage Learning Holdings II LP, (2), (3)				$2,081,362

3,472,418	Education Management Corporation, (2)				347
	Total Common Stocks (cost $2,953,784)				2,081,709

Shares	Description (1)	Coupon		Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0%

	Diversified Consumer Services – 0.0%

3,863	Education Management Corporation	7.500%		N/R	$7,726
	Total $25 Par (or similar) Retail Preferred (cost $9,362)				7,726

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 11.9%

	Commercial Services & Supplies – 0.2%

$2,000	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	$1,820,000

	Communications Equipment – 0.1%

3,120	Avaya Inc., 144A	10.500%	3/01/21	CCC+	1,060,800

	Containers & Packaging – 0.2%

2,147	Reynolds Group	9.875%	8/15/19	CCC+	2,163,103

	Diversified Telecommunication Services – 1.1%

3,000	Frontier Communications Corporation, 144A	8.875%	9/15/20	BB	3,037,500

85	Frontier Communications Corporation	6.250%	9/15/21	BB	72,038

675	IntelSat Limited	6.750%	6/01/18	CCC+	502,875

5,850	IntelSat Limited	7.750%	6/01/21	CCC+	2,720,250

6,700	IntelSat Limited	8.125%	6/01/23	CCC+	3,015,000
16,310	Total Diversified Telecommunication Services				9,347,663

	Health Care Equipment & Supplies – 3.5%

4,325	Kinetic Concepts	10.500%	11/01/18	B–	4,216,874

14,500	Kinetic Concepts	12.500%	11/01/19	CCC+	13,195,000

3,500	Tenet Healthcare Corporation	6.000%	10/01/20	Ba2	3,683,750

3,650	Tenet Healthcare Corporation	8.125%	4/01/22	B3	3,640,875

6,335	Tenet Healthcare Corporation	6.750%	6/15/23	B3	5,875,713
32,310	Total Health Care Equipment & Supplies				30,612,212

12	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Health Care Providers & Services – 1.3%

$1,500	Community Health Systems, Inc.	5.125%	8/01/21	BB	$1,492,500

2,400	Community Health Systems, Inc.	6.875%	2/01/22	B+	2,277,000

4,500	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	4,140,000

3,619	Truven Health Analtyics Inc.	10.625%	6/01/20	CCC+	3,637,095
12,019	Total Health Care Providers & Services				11,546,595

	Hotels, Restaurants & Leisure – 0.6%

3,000	MGM Resorts International Inc.	7.750%	3/15/22	BB	3,187,500

2,900	Scientific Games International Inc.	10.000%	12/01/22	B	2,059,000
5,900	Total Hotels, Restaurants & Leisure				5,246,500

	Machinery – 0.2%

1,530	Xerium Technologies	8.875%	6/15/18	B	1,499,591

	Media – 2.6%

1,000	CCO Holdings LLC Finance Corporation	5.750%	9/01/23	BB–	1,025,000

200	CCO Safari II LLC, 144A	3.579%	7/23/20	BBB–	198,854

3,000	Cequel Communications Holding I LLC Capital, 144A	6.375%	9/15/20	B–	2,932,500

2,000	Clear Channel Communications, Inc.	10.000%	1/15/18	CCC–	760,000

7,091	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	5,247,340

17,571	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC–	4,788,200

2,250	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	1,569,375

6,500	Dish DBS Corporation	5.875%	11/15/24	BB–	5,785,000

500	Expo Event Transco Inc., 144A	9.000%	6/15/21	B–	475,000
40,112	Total Media				22,781,269

	Semiconductors & Semiconductor Equipment – 0.2%

1,216	Advanced Micro Devices, Inc.	7.500%	8/15/22	B–	826,880

2,000	Advanced Micro Devices, Inc.	7.000%	7/01/24	B–	1,300,000
3,216	Total Semiconductors & Semiconductor Equipment				2,126,880

	Software – 0.8%

1,250	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	831,250

1,000	Boxer Parent Company Inc./BMC Software, 144A	9.000%	10/15/19	CCC+	620,000

5,500	Emdeon Inc.	11.000%	12/31/19	CCC+	5,733,750
7,750	Total Software				7,185,000

	Trading Companies & Distributors – 0.3%

2,500	HD Supply Inc.	11.500%	7/15/20	B–	2,768,750

	Wireless Telecommunication Services – 0.8%

1,000	Sprint Capital Corporation	6.900%	5/01/19	B+	815,000

3,000	Sprint Corporation	7.875%	9/15/23	B+	2,253,000

1,750	T-Mobile USA Inc.	6.250%	4/01/21	BB	1,806,875

275	T-Mobile USA Inc.	6.731%	4/28/22	BB	286,688

Nuveen Investments	13

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Wireless Telecommunication Services (continued)

$1,250	T-Mobile USA Inc.	6.625%	4/01/23	BB	$1,275,000

275	T-Mobile USA Inc.	6.836%	4/28/23	BB	284,625
7,550	Total Wireless Telecommunication Services				6,721,188
$136,464	Total Corporate Bonds (cost $138,334,193)				104,879,551

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (4)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 79.3% (5)

	Aerospace & Defense – 1.2%

$2,674	B/E Aerospace, Inc., Term Loan B, First Lien	4.000%	12/16/21	BB+	$2,679,669

4,827	Sequa Corporation, Term Loan B	5.250%	6/19/17	CCC+	3,354,967

4,433	Transdigm, Inc., Tranche D, Term Loan	3.750%	6/04/21	Ba3	4,328,150
11,934	Total Aerospace & Defense				10,362,786

	Air Freight & Logistics – 0.3%

3,000	XPO Logistics, Inc., Term Loan B	5.500%	10/27/21	Ba1	2,991,876

	Airlines – 1.5%

5,847	American Airlines, Inc., Term Loan B, First Lien	3.250%	6/29/20	BB+	5,779,478

3,244	Delta Air Lines, Inc., Term Loan B2	2.670%	4/18/16	BBB	3,240,086

4,655	US Airways, Inc., Term Loan B1	3.500%	5/23/19	BB+	4,614,995
13,746	Total Airlines				13,634,559

	Auto Components – 0.3%

2,883	American Tire Distributors, Inc., Term Loan, First Lien	5.250%	9/01/21	B2	2,851,861

	Automobiles – 1.8%

8,383	Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BB+	8,320,890

5,568	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	5,396,498

2,500	Formula One Group, Term Loan, Second Lien	7.750%	7/29/22	CCC+	2,320,313
16,451	Total Automobiles				16,037,701

	Building Products – 0.8%

3,092	Gates Global LLC, Term Loan	4.250%	7/06/21	B+	2,909,026

363	Quikrete Holdings, Inc., Term Loan, First Lien	4.000%	9/28/20	BB–	360,298

3,537	Quikrete Holdings, Inc., Term Loan, Second Lien	7.000%	3/26/21	B	3,542,370
6,992	Total Building Products				6,811,694

	Capital Markets – 0.2%

1,711	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	1,703,497

	Chemicals – 1.7%

369	Ineos US Finance LLC, Term Loan B, First Lien	4.250%	3/31/22	BB–	357,064

1,698	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB–	1,657,746

3,589	Mineral Technologies, Inc., Term Loan B2	4.750%	5/07/21	BB	3,552,791

14	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (4)	Value

	Chemicals (continued)

$1,985	Trinseo Materials Operating S.C.A., Term Loan B	4.250%	11/05/21	BB–	$1,960,200

7,295	Univar, Inc., Term Loan B, First Lien	4.250%	7/01/22	BB–	7,085,814
14,936	Total Chemicals				14,613,615

	Commercial Services & Supplies – 1.8%

2,002	Acosta, Inc., Term Loan B	4.250%	9/26/21	B1	1,913,559

290	Education Management LLC, Tranche A, Term Loan	5.500%	7/02/20	N/R	72,453

507	Education Management LLC, Tranche B, Term Loan	8.500%	7/02/20	N/R	54,801

417	iQor US, Inc., Term Loan, Second Lien	9.750%	4/01/22	CCC+	307,292

4,568	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	3,733,977

10,108	Millennium Laboratories, Inc., Term Loan B, First Lien	7.500%	12/21/20	D	4,346,344

1,995	Protection One, Inc., Term Loan, First Lien	5.000%	7/01/21	B1	1,967,569

2,309	CCS Income Trust, Term Loan, First Lien	6.250%	5/15/18	B–	1,797,385

1,978	Waste Industries USA, Inc., Initial Term Loan B, First Lien	4.250%	2/27/20	BB–	1,971,358
24,174	Total Commercial Services & Supplies				16,164,738

	Communications Equipment – 1.0%

4,480	Avaya, Inc., Term Loan B6	6.500%	3/31/18	B1	3,414,061

3,998	Avaya, Inc., Term Loan B3	4.823%	10/26/17	B1	3,122,105

2,314	Riverbed Technology, Inc., Term Loan B, First Lien	6.000%	4/25/22	B1	2,310,801
10,792	Total Communications Equipment				8,846,967

	Construction & Engineering – 0.2%

1,554	Aecom Technology Corporation, Term Loan B	3.750%	10/17/21	BBB–	1,555,519

	Construction Materials – 0.3%

2,736	Headwaters Incorporated, Term Loan B, First Lien	4.500%	3/24/22	BB–	2,741,950

	Consumer Finance – 2.7%

5,000	First Data Corporation, Term Loan B	4.168%	7/08/22	BB	4,933,930

19,471	First Data Corporation, Term Loan	3.918%	3/23/18	BB	19,252,410
24,471	Total Consumer Finance				24,186,340

	Containers & Packaging – 1.0%

1,947	Berry Plastics Holding Corporation, Term Loan F	4.000%	10/03/22	BB–	1,934,359

7,461	BWAY Holding Company, Term Loan B, First Lien	5.500%	8/14/20	B2	7,224,355
9,408	Total Containers & Packaging				9,158,714

	Diversified Consumer Services – 3.5%

1,995	AlixPartners LLP, Term Loan B, First Lien	4.500%	7/28/22	B+	1,982,531

13,181	Cengage Learning Acquisitions, Inc., Exit Term Loan	7.000%	3/31/20	B+	12,818,707

1,590	Harland Clarke Holdings Corporation, Extended Term Loan	5.857%	6/30/17	BB–	1,541,941

4,711	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	BB–	4,587,318

3,402	Hilton Hotels Corporation, Term Loan B2	3.500%	10/25/20	BBB–	3,399,193

Nuveen Investments	15

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (4)	Value

	Diversified Consumer Services (continued)

$6,729	ServiceMaster Company, Term Loan	4.250%	7/01/21	BB–	$6,686,474
31,608	Total Diversified Consumer Services				31,016,164

	Diversified Financial Services – 0.3%

2,775	Altisource Solutions S.A R.L., Term Loan B	4.500%	12/09/20	B+	2,428,259

	Diversified Telecommunication Services – 0.9%

2,424	Cincinnati Bell, Inc., Tranche B, Term Loan	4.000%	9/10/20	BB–	2,348,252

545	WideOpenWest Finance LLC, Term Loan B	4.500%	4/01/19	Ba3	526,416

1,849	Ziggo N.V., Term Loan B1	3.500%	1/15/22	BB–	1,799,102

1,191	Ziggo N.V., Term Loan B2	3.500%	1/15/22	BB–	1,159,375

1,960	Ziggo N.V., Term Loan B3, Delayed Draw	3.500%	1/15/22	BB–	1,906,758
7,969	Total Diversified Telecommunication Services				7,739,903

	Electric Utilities – 1.0%

1,771	EFS Cogen Holdings LLC, Term Loan B	3.750%	12/17/20	BB+	1,720,148

7,362	Energy Future Intermediate Holding Company, Term Loan	4.250%	6/19/16	N/R	7,349,781
9,133	Total Electric Utilities				9,069,929

	Electronic Equipment, Instruments & Components – 0.3%

3,103	TTM Technologies, Term Loan B	6.000%	5/31/21	B+	2,839,550

	Energy Equipment & Services – 0.4%

1,475	C&J Holding Co., Term Loan B1	6.500%	3/24/20	B	916,178

638	Dynamic Energy Services International LLC, Term Loan	9.500%	3/06/18	B3	583,928

4,831	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B	1,924,294

1,190	Vantage Drilling Company, Term Loan B, (7)	0.000%	3/28/19	D	246,825
8,134	Total Energy Equipment & Services				3,671,225

	Food & Staples Retailing – 5.9%

33,236	Albertson’s LLC, Term Loan B4	5.500%	8/25/21	BB–	33,007,898

963	Albertson’s LLC, Term Loan B3	5.125%	8/25/19	BB–	954,680

1,714	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B–	1,641,596

1,500	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	1,351,250

1,965	Del Monte Foods Company, Term Loan, First Lien	4.250%	2/18/21	B2	1,892,949

3,750	Rite Aid Corporation, Tranche 1, Term Loan, Second Lien	5.750%	8/21/20	BB	3,769,530

3,500	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	BB	3,496,721

6,341	Supervalu, Inc., New Term Loan	4.500%	3/21/19	BB	6,266,546
52,969	Total Food & Staples Retailing				52,381,170

	Food Products – 4.3%

2,463	Hearthside Group Holdings, Term Loan, First Lien	4.500%	6/02/21	B1	2,434,223

6,790	Jacobs Douwe Egberts, Term Loan B	4.250%	7/02/22	N/R	6,751,818

479	Pinnacle Foods Finance LLC, Term Loan H	3.000%	4/29/20	BB+	472,341

27,165	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	26,944,103

16	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (4)	Value

	Food Products (continued)

$1,621	Wilton Products, Inc., Tranche B, Term Loan	8.500%	8/30/18	N/R	$1,546,079
38,518	Total Food Products				38,148,564

	Health Care Equipment & Supplies – 3.3%

2,967	Alere, Inc., Term Loan B	4.250%	6/20/22	Ba3	2,946,054

1,945	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/09/19	B–	1,731,305

5,960	ConvaTec Healthcare, Term Loan B	4.250%	6/15/20	Ba2	5,876,835

3,000	Greatbatch, Inc., Term Loan B	5.250%	10/14/22	B+	2,984,064

7,580	Kinetic Concepts, Inc., Incremental Term Loan E1	4.500%	5/04/18	BB–	7,308,447

5,226	Kinetic Concepts, Inc., Incremental Term Loan E2	4.000%	11/4/16	BB–	5,121,596

2,993	Sterigenics International, Inc., Term Loan B	4.250%	5/16/22	B1	2,917,688
29,671	Total Health Care Equipment & Supplies				28,885,989

	Health Care Providers & Services – 4.7%

1,708	Acadia Healthcare, Inc., Term Loan B, First Lien	4.250%	2/11/22	Ba2	1,712,504

2,524	Amsurg Corporation, Term Loan, First Lien	3.500%	7/16/21	Ba2	2,505,370

4,722	Community Health Systems, Inc., Term Loan A	2.657%	1/25/19	BB	4,663,194

1,297	Community Health Systems, Inc., Term Loan G	3.750%	12/31/19	BB	1,266,799

2,596	Community Health Systems, Inc., Term Loan H	4.000%	1/27/21	BB	2,554,398

2,054	DJO Finance LLC, Term Loan B, First Lien	4.250%	6/08/20	Ba3	2,001,197

1,233	Genesis Healthcare LLC, Term Loan	10.000%	12/04/17	B–	1,257,655

6,211	Drumm Investors LLC, Term Loan	6.750%	5/04/18	B	6,184,879

2,044	Healogics, Inc., Term Loan, First Lien	5.250%	7/01/21	B	1,635,061

3,000	Healogics, Inc., Term Loan, Second Lien	9.000%	7/01/22	CCC+	2,270,001

2,000	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC	1,968,750

6,871	IASIS Healthcare LLC, Term Loan B2, First Lien	4.500%	5/03/18	Ba3	6,757,465

993	Surgical Care Affiliates LLC, Term Loan B, First Lien	4.250%	3/17/22	B+	989,398

2,500	Team Health, Inc., Term Loan B	4.500%	11/23/22	Ba2	2,500,783

3,000	U.S. Renal Care, Inc., Term Loan, First Lien, WI/DD	TBD	TBD	B1	2,983,749
42,753	Total Health Care Providers & Services				41,251,203

	Health Care Technology – 0.3%

2,471	Catalent Pharma Solutions, Inc., Term Loan	4.250%	5/20/21	BB	2,454,569

	Hotels, Restaurants & Leisure – 3.3%

2,727	Boyd Gaming Corporation, Term Loan B	4.000%	8/14/20	BB	2,718,112

658	CCM Merger, Inc., Term Loan B	4.500%	8/08/21	BB–	657,078

5,543	CityCenter Holdings LLC, Term Loan	4.250%	10/16/20	BB–	5,518,947

2,394	Extended Stay America, Inc., Term Loan	5.000%	6/24/19	BB+	2,406,193

2,206	Intrawest Resorts Holdings, Inc., Term Loan B, First Lien	4.750%	12/09/20	CCC	2,186,927

2,488	Life Time Fitness, Inc., Term Loan B	4.250%	6/10/22	BB–	2,425,293

2,432	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB+	2,405,700

Nuveen Investments	17

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (4)	Value

	Hotels, Restaurants & Leisure (continued)

$1,194	Burger King Corporation, Term Loan B	3.750%	12/10/21	Ba3	$1,188,516

7,925	Scientific Games Corporation, Term Loan B2	6.000%	10/01/21	BB–	7,261,247

2,977	Scientific Games Corporation, Term Loan	6.000%	10/18/20	BB–	2,745,737
30,544	Total Hotels, Restaurants & Leisure				29,513,750

	Household Products – 0.7%

2,887	Revlon Consumer Products Corporation, Term Loan	4.000%	10/08/19	Ba2	2,879,013

3,376	Spectrum Brands, Inc., Term Loan	3.500%	6/23/22	BB+	3,368,903
6,263	Total Household Products				6,247,916

	Independent Power & Renewable Electricity Producers – 0.1%

973	Calpine Corporation, Delayed Term Loan	4.000%	10/31/20	BB+	950,747

	Industrial Conglomerates – 0.2%

1,824	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.750%	11/26/20	B1	1,729,330

	Insurance – 1.2%

990	Acrisure LLC, Term Loan	6.500%	5/19/22	CCC+	951,939

986	Alliant Holdings I LLC, Initial Term Loan B, First Lien	4.500%	8/12/22	B	966,863

3,000	AssuredPartners Capital, Inc., Term Loan, First Lien	5.750%	10/21/22	B1	2,988,750

5,635	Hub International Holdings, Inc., Initial Term Loan	4.000%	10/02/20	B1	5,318,317
10,611	Total Insurance				10,225,869

	Internet & Catalog Retail – 0.6%

5,433	Travelport LLC, Term Loan B, First Lien	5.750%	9/02/21	B	5,329,566

	Internet Software & Services – 1.4%

1,955	Sabre Inc., Term Loan B2	4.000%	2/19/19	Ba3	1,941,315

2,190	Sabre Inc., Term Loan	4.000%	2/19/19	Ba3	2,170,521

63	Sabre Inc., Term Loan C	3.500%	2/19/18	Ba3	62,222

9,148	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	8,301,394
13,356	Total Internet Software & Services				12,475,452

	IT Services – 0.1%

968	EIG Investors Corp., Term Loan	5.000%	11/09/19	B1	945,852

80	VFH Parent LLC, New Term Loan	5.250%	11/08/19	N/R	79,725
1,048	Total IT Services				1,025,577

	Leisure Products – 1.1%

2,997	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	2,814,333

2,374	Academy, Ltd., Term Loan B	5.000%	7/01/22	B	2,293,321

1,072	Equinox Holdings, Inc., New Initial Term Loan, First Lien	5.000%	1/31/20	B1	1,063,713

2,000	Four Seasons Holdings, Inc., Term Loan, Second Lien	6.250%	12/27/20	B–	1,996,666

1,493	Planet Fitness Holdings LLC, Term Loan	4.750%	3/31/21	B+	1,474,616
9,936	Total Leisure Products				9,642,649

18	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (4)	Value

	Machinery – 1.4%

$4,636	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB–	$4,504,394

3,970	SIG Combibloc, Term Loan, First Lien	4.250%	3/14/22	B+	3,918,604

1,633	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	5.500%	11/27/20	B2	1,224,957

3,011	Xerium Technologies, Inc., Initial Term Loan	6.250%	5/17/19	BB–	3,005,148
13,250	Total Machinery				12,653,103

	Marine – 0.1%

1,250	American Commercial Lines LLC, Term Loan B, First Lien	9.750%	11/06/20	B	1,162,500

	Media – 8.6%

995	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/23/21	B1	960,139

1,450	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	1,300,167

781	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	Caa1	671,757

997	Affinion Group Holdings, Inc., Term Loan, First Lien	6.750%	4/30/18	B1	923,899

6,968	Cequel Communications LLC, Extended Term Loan	4.250%	12/14/22	N/R	6,822,411

2,463	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B1	1,986,417

1,000	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	Caa1	570,000

3,000	Charter Communications Operating Holdings LLC, Term Loan I	3.500%	1/24/23	BBB–	2,997,750

1,350	Clear Channel Communications, Inc., Term Loan E	7.924%	7/30/19	CCC+	952,875

13,749	Clear Channel Communications, Inc., Tranche D, Term Loan	7.174%	1/30/19	CCC+	9,693,164

19,267	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B2	14,675,446

1,634	Emerald Expositions Holdings, Inc., Term Loan, First Lien	4.750%	6/17/20	BB–	1,613,523

890	Gray Television, Inc., Initial Term Loan	3.750%	6/13/21	BB	881,620

1,970	IMG Worldwide, Inc., First Lien	5.250%	5/06/21	B1	1,945,992

2,125	Lions Gate Entertainment Corporation, Term Loan B, Second Lien	5.000%	3/17/22	BB–	2,125,000

3,124	McGraw-Hill Education Holdings LLC, Term Loan B	4.750%	3/22/19	B+	3,088,903

1,470	McGraw-Hill Education Holdings LLC, Term Loan B	6.250%	12/18/19	BB	1,447,950

443	Media General, Inc., Term Loan B	4.000%	7/31/20	BB+	438,607

3,000	Metro-Goldwyn-Mayer Studios, Inc., Term Loan, Second Lien	5.125%	6/26/20	BB	2,995,314

2,791	EMI Music Publishing LLC, Term Loan B3	4.000%	8/19/22	BB–	2,760,991

3,716	Numericable Group S.A., Term Loan B1	4.500%	5/21/20	B+	3,591,309

3,000	Numericable Group S.A., Term Loan	4.750%	1/20/23	B+	2,892,000

3,214	Numericable Group S.A., Term Loan B2	4.500%	5/21/20	B+	3,106,973

3,840	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.750%	8/14/20	B1	3,691,053

4,112	WMG Acquisition Corporation, Tranche B, Refinancing Term Loan	3.750%	7/01/20	B1	3,908,685
87,349	Total Media				76,041,945

	Multiline Retail – 1.4%

2,978	Bass Pro Group LLC, Term Loan B, First Lien	4.000%	6/05/20	BB–	2,869,566

3,000	Belk, Inc., Term Loan B, First Lien	5.750%	11/18/22	B+	2,682,501

3,232	Dollar Tree, Inc., Term Loan B1	3.500%	7/06/22	BB+	3,227,282

Nuveen Investments	19

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (4)	Value

	Multiline Retail (continued)

$1,950	Dollar Tree, Inc., Term Loan B2	4.250%	7/06/22	BB+	$1,939,031

1,382	Hudson’s Bay Company, Term Loan B, First Lien	4.750%	9/30/22	BB	1,379,465
12,542	Total Multiline Retail				12,097,845

	Oil, Gas & Consumable Fuels – 1.0%

2,792	C&J Holding Co., Term Loan B2	7.250%	3/24/22	B	1,731,303

493	Crestwood Holdings LLC, Term Loan B	7.000%	6/19/19	B2	313,152

4,406	Energy and Exploration Partners, Term Loan	7.750%	1/22/19	N/R	1,046,768

1,003	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B–	158,045

4,303	Harvey Gulf International Marine, Inc., Term Loan B	5.500%	6/18/20	B–	2,549,234

3,060	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	B	1,266,059

426	Southcross Holdings Borrower L.P., Holdco Term Loan	6.000%	8/04/21	B–	231,234

1,000	W&T Offshore Inc., Term Loan, Second Lien	9.000%	5/30/20	B+	775,000

559	Western Refining, Inc., Term Loan B	4.250%	11/12/20	BB–	541,636
18,042	Total Oil, Gas & Consumable Fuels				8,612,431

	Pharmaceuticals – 3.5%

6,750	Endo Health Solutions, Inc., Term Loan B	3.750%	9/26/22	Ba1	6,672,659

1,478	Patheon, Inc., Term Loan B	4.250%	3/11/21	B1	1,427,634

3,197	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.250%	8/18/22	B1	3,114,645

2,649	Pharmaceutical Research Associates, Inc., Term Loan	4.500%	9/23/20	BB–	2,624,821

10,578	Valeant Pharmaceuticals International, Inc., Term Loan F	4.000%	4/01/22	Ba1	10,218,570

5,209	Valeant Pharmaceuticals International, Inc., Term Loan E	3.750%	8/05/20	BB	5,010,421

2,000	Valeant Pharmaceuticals International, Inc., Term Loan D2	3.500%	2/13/19	N/R	1,931,072
31,861	Total Pharmaceuticals				30,999,822

	Professional Services – 0.5%

2,392	Ceridian Corporation, Term Loan B2, DD1	4.500%	9/15/20	Ba3	2,053,919

2,194	On Assignment, Inc., Term Loan B, First Lien	3.750%	6/03/22	BB	2,186,627
4,586	Total Professional Services				4,240,546

	Real Estate Investment Trust – 2.2%

12,231	Communications Sales & Leasing, Inc., Term Loan B, First Lien	5.000%	10/24/22	BBB–	11,382,493

2,475	iStar Financial, Inc., Term Loan, Tranche A2, First Lien	7.000%	3/19/17	Ba3	2,487,682

1,459	Realogy Corporation, Initial Term Loan B	3.750%	3/05/20	BB	1,451,984

1,147	Starwood Property Trust, Inc., Term Loan B	3.500%	4/17/20	BB	1,126,640

3,734	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	BB–	3,234,669
21,046	Total Real Estate Investment Trust				19,683,468

	Real Estate Management & Development – 0.5%

4,654	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	4,630,346

	Road & Rail – 0.2%

1,500	Quality Distribution, Term Loan, First Lien	5.750%	8/18/22	B1	1,432,500

20	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (4)	Value

	Semiconductors & Semiconductor Equipment – 2.5%

$12,750	Avago Technologies, Term Loan B, First Lien, WI/DD	TBD	TBD	BBB	$12,613,652

6,000	Microsemi Corporation, Term Loan B, First Lien, WI/DD	TBD	TBD	BB–	5,908,128

3,000	NXP Semiconductor LLC, Term Loan B, First Lien	3.750%	11/05/20	BBB–	2,990,625

289	NXP Semiconductor LLC, Term Loan D	3.250%	1/11/20	BBB–	285,289
22,039	Total Semiconductors & Semiconductor Equipment				21,797,694

	Software – 4.4%

1,769	Applied Systems, Inc., Initial Term Loan, First Lien	4.250%	1/25/21	B+	1,739,691

3,484	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	2,907,572

2,000	Computer Sciences Government Services, Term Loan B, First Lien	3.750%	10/06/22	BB+	1,999,376

6,256	Compuware Corporation, Tranche B2, Term Loan, First Lien	6.250%	12/15/21	B	5,825,448

5,338	Ellucian, Term Loan B, First Lien	4.750%	9/30/22	B	5,286,874

2,416	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	Ba3	2,376,780

7,532	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	B+	7,107,107

1,995	Informatica Corp., Term Loan B	4.500%	8/05/22	B	1,924,760

1,140	Micro Focus International PLC, Term Loan C	4.500%	11/20/19	BB–	1,129,788

702	Micro Focus International PLC, Term Loan B	5.250%	11/19/21	BB–	695,565

3,122	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	B+	3,120,647

3,085	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B1	3.750%	7/08/22	BB	3,069,763

454	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B2	4.018%	7/08/22	BB	451,764

766	Zebra Technologies Corporation, Term Loan B, First Lien	4.750%	10/27/21	BB+	767,841
40,059	Total Software				38,402,976

	Specialty Retail – 0.5%

1,707	Men’s Wearhouse, Inc., Term Loan, First Lien	5.000%	6/18/21	Ba2	1,470,427

489	Michaels Stores, Inc. Term Loan, First Lien	3.750%	1/28/20	Ba2	484,201

2,687	Petsmart, Inc., Term Loan B	4.250%	3/11/22	BB–	2,624,794
4,883	Total Specialty Retail				4,579,422

	Technology Hardware, Storage & Peripherals – 2.3%

12,768	Dell, Inc., Term Loan B2	4.000%	4/29/20	BBB	12,707,313

7,656	Dell, Inc., Term Loan C	3.750%	10/29/18	BBB	7,643,546
20,424	Total Technology Hardware, Storage & Peripherals				20,350,859

	Trading Companies & Distributors – 0.8%

7,024	HD Supply, Inc., Term Loan B	3.750%	8/13/21	BB–	6,916,468

	Wireless Telecommunication Services – 1.0%

4,879	Fairpoint Communications, Inc., Term Loan B	7.500%	2/14/19	B	4,872,153

2,025	T-Mobile USA, Term Loan B	3.500%	11/03/22	BBB–	2,027,244

1,500	UPC Broadband Holding BV, Term Loan AH	3.250%	6/30/21	BB	1,474,687
8,404	Total Wireless Telecommunication Services				8,374,084
$752,793	Total Variable Rate Senior Loan Interests (cost $745,653,901)				700,665,207
	Total Long-Term Investments (cost $886,951,240)				807,634,193

Nuveen Investments	21

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 8.0%

	REPURCHASE AGREEMENTS – 8.0%

$70,545	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/15, repurchase price $70,544,842, collateralized by $72,685,000 U.S. Treasury Notes, 1.375%, due 3/31/20, value $71,958,150	0.030%	1/04/16	$70,544,607
	Total Short-Term Investments (cost $70,544,607)			70,544,607
	Total Investments (cost $957,495,847) – 99.4%			878,178,800
	Other Assets Less Liabilities – 0.6%			5,370,729
	Net Assets – 100%			$883,549,529

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$347	$2,081,362	$—	$2,081,709
$25 Par (or similar) Retail Preferred	7,726	—	—	7,726
Corporate Bonds	—	104,879,551	—	104,879,551
Variable Rate Senior Loan Interests	—	700,665,207	—	700,665,207
Short-Term Investments:
Repurchase Agreements	—	70,544,607	—	70,544,607
Total	$8,073	$878,170,727	$—	$878,178,800

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2015, the cost of investments was $959,888,368.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2015, were as follows:

Gross unrealized:
Appreciation	$1,000,896
Depreciation	(82,710,464)
Net unrealized appreciation (depreciation) of investments	$(81,709,568)

22	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(6)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(7)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issuer is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

DD1	Portion of investment purchased on a delayed delivery basis.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen Investments	23

Nuveen Symphony High Yield Bond Fund

Portfolio of Investments	December 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 95.1%

	CONVERTIBLE BONDS – 0.5%

	Oil, Gas & Consumable Fuels – 0.5%

$100	Cobalt International Energy, Inc.	2.625%	12/01/19	CCC–	$56,062

100	Energy and Exploration Partners Inc., 144A, (3)	8.000%	7/01/19	N/R	1,000
$200	Total Convertible Bonds (cost $127,283)				57,062

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 91.7%

	Aerospace & Defense – 0.6%

$50	Huntington Ingalls Industries Inc., 144A	5.000%	11/15/25	BB+	$50,750

60	Sequa Corporation, 144A	7.000%	12/15/17	CCC–	19,200
110	Total Aerospace & Defense				69,950

	Airlines – 1.2%

150	American Airlines Group Inc., 144A	4.625%	3/01/20	BB–	142,875

	Building Products – 1.3%

150	Allegion PLC	5.875%	9/15/23	BB+	153,000

	Commercial Services & Supplies – 3.7%

75	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	4.625%	10/30/20	BB+	76,781

500	Cenveo Corporation, 144A	6.000%	8/01/19	B–	352,500
575	Total Commercial Services & Supplies				429,281

	Communications Equipment – 2.7%

75	Avaya Inc., 144A	7.000%	4/01/19	B1	55,875

190	Avaya Inc., 144A	10.500%	3/01/21	CCC+	64,600

200	CommScope Inc., 144A	5.500%	6/15/24	B	190,000
465	Total Communications Equipment				310,475

	Construction & Engineering – 1.1%

125	Shea Homes LP, 144A	5.875%	4/01/23	B+	128,125

	Construction Materials – 2.1%

55	Gates Global LLC, 144A	6.000%	7/15/22	B	39,600

200	Norbord Inc., 144A	6.250%	4/15/23	Ba2	197,500
255	Total Construction Materials				237,100

	Consumer Finance – 0.7%

75	First Data Corporation, 144A	7.000%	12/01/23	B	75,000

	Containers & Packaging – 3.4%

250	Cascades Inc., 144A	5.500%	7/15/22	Ba3	242,500

150	Sealed Air Corporation, 144A	5.500%	9/15/25	BB	153,000
400	Total Containers & Packaging				395,500

24	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Consumer Services – 1.1%

$150	Ahern Rentals Inc., 144A	7.375%	5/15/23	B	$121,125

	Diversified Telecommunication Services – 2.9%

50	Frontier Communications Corporation, 144A	11.000%	9/15/25	BB	49,500

300	IntelSat Limited	8.125%	6/01/23	CCC+	135,000

150	Level 3 Financing Inc., 144A	5.125%	5/01/23	BB	148,875
500	Total Diversified Telecommunication Services				333,375

	Electric Utilities – 0.9%

150	PPL Energy Supply LLC, 144A	6.500%	6/01/25	Ba3	99,000

	Energy Equipment & Services – 1.2%

150	NGPL PipeCo LLC, 144A	7.119%	12/15/17	Caa2	139,500

	Food & Staples Retailing – 2.3%

100	Albertsons Holdings LLC/Saturn Acquisition Merger Sub Inc., 144A	7.750%	10/15/22	B2	106,187

150	Rite Aid Corporation, 144A	6.125%	4/01/23	B	155,250
250	Total Food & Staples Retailing				261,437

	Food Products – 1.4%

150	WhiteWave Foods Company	5.375%	10/01/22	BB–	158,625

	Health Care Equipment & Supplies – 2.0%

100	Hologic Incorporated, 144A	5.250%	7/15/22	BB	102,000

140	Tenet Healthcare Corporation	6.750%	6/15/23	B3	129,850
240	Total Health Care Equipment & Supplies				231,850

	Health Care Providers & Services – 6.1%

75	HCA Inc.	5.875%	2/15/26	BB	75,281

100	HealthSouth Corporation, 144A	5.750%	11/01/24	B+	95,375

150	Mallinckrodt International Finance SA, 144A	5.500%	4/15/25	BB–	138,000

150	Surgical Care Affiliates Inc., 144A	6.000%	4/01/23	B–	146,250

250	Truven Health Analtyics Inc.	10.625%	6/01/20	CCC+	251,250
725	Total Health Care Providers & Services				706,156

	Hotels, Restaurants & Leisure – 2.2%

150	Interval Acquisition Corporation, 144A	5.625%	4/15/23	BB–	148,875

150	Scientific Games International Inc.	10.000%	12/01/22	B	106,500
300	Total Hotels, Restaurants & Leisure				255,375

	Household Durables – 0.7%

75	Lennar Corporation	4.875%	12/15/23	BB+	74,625

	Household Products – 1.3%

150	Spectum Brands Inc., 144A	5.750%	7/15/25	BB–	153,750

	Internet & Catalog Retail – 0.9%

100	Netflix Incorporated	5.500%	2/15/22	B+	102,500

Nuveen Investments	25

Nuveen Symphony High Yield Bond Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Internet Software & Services – 1.3%

$150	Sabre GLBL Inc., 144A	5.375%	4/15/23	Ba3	$149,250

	Leisure Products – 1.9%

150	Party City Holdco Inc., 144A	6.125%	8/15/23	B3	145,500

75	Vista Outdoor Inc., 144A	5.875%	10/01/23	BB+	76,875
225	Total Leisure Products				222,375

	Machinery – 1.3%

150	Cleaver-Brooks Inc., 144A	8.750%	12/15/19	B	144,750

	Marine – 2.0%

250	Global Ship Lease Inc., 144A	10.000%	4/01/19	B	226,250

	Media – 11.9%

150	Altice US Finance I Corporation, 144A	5.375%	7/15/23	BB–	150,375

150	Cable One Inc., 144A	5.750%	6/15/22	BB	149,250

150	CCOH Safari LLC, 144A	5.750%	2/15/26	BB	150,375

424	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC–	115,430

300	Dish DBS Corporation	5.000%	3/15/23	BB–	260,250

250	LIN Television Corporation	5.875%	11/15/22	B3	248,750

100	Numericable Group SA, 144A	6.250%	5/15/24	B+	96,500

60	Sirius XM Radio Inc., 144A	5.375%	4/15/25	BB	60,375

150	Virgin Media Secured Finance, 144A	5.250%	1/15/26	BB+	145,875
1,734	Total Media				1,377,180

	Multiline Retail – 2.0%

150	Family Tree Escrow LLC, 144A	5.750%	3/01/23	Ba3	156,375

75	Scotts Mircle-Gro Company, 144A	6.000%	10/15/23	B+	78,188
225	Total Multiline Retail				234,563

	Oil, Gas & Consumable Fuels – 2.3%

500	EnQuest PLC, 144A	7.000%	4/15/22	B–	174,375

117	Halcon Resources Corporation, 144A	12.000%	2/15/22	CCC+	77,220

100	Sandridge Energy Inc.	7.500%	2/15/23	Caa3	10,875
717	Total Oil, Gas & Consumable Fuels				262,470

	Pharmaceuticals – 1.9%

150	Endo Finance LLC / Endo Finco Inc., 144A	6.000%	7/15/23	B1	149,250

75	JLL/Delta Dutch Pledgeco BV, 144A	8.750%	5/01/20	CCC+	72,375
225	Total Pharmaceuticals				221,625

	Professional Services – 3.5%

250	IHS Inc.	5.000%	11/01/22	BBB	253,125

150	Nielsen Finance LLC Co, 144A	5.000%	4/15/22	BB+	148,125
400	Total Professional Services				401,250

26	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Real Estate Investment Trust – 3.6%

$150	Communications Sales & Leasing Inc., 144A	6.000%	4/15/23	BBB–	$141,750

150	Communications Sales & Leasing Inc.	8.250%	10/15/23	BB	127,875

150	iStar Inc.	5.000%	7/01/19	B+	145,688
450	Total Real Estate Investment Trust				415,313

	Road & Rail – 1.2%

150	Avis Budget Car Rental, 144A	5.250%	3/15/25	B+	142,125

	Semiconductors & Semiconductor Equipment – 0.8%

150	Advanced Micro Devices, Inc.	7.000%	7/01/24	B–	97,500

	Software – 7.1%

200	Audatex North America Inc., 144A	6.125%	11/01/23	BB–	201,250

500	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	332,500

150	Infor Us Inc., 144A	6.500%	5/15/22	B–	126,750

150	SS&C Technologies Holdings, Inc., 144A	5.875%	7/15/23	B+	154,875
1,000	Total Software				815,375

	Specialty Retail – 0.7%

150	Jo-Ann Stores Holdings Inc., 144A	9.750%	10/15/19	CCC+	82,500

	Transportation Infrastructure – 2.7%

375	CEVA Group PLC, 144A	7.000%	3/01/21	B2	311,250

	Wireless Telecommunication Services – 7.7%

350	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	344,750

150	Sprint Corporation	7.125%	6/15/24	B+	109,125

200	T-Mobile USA Inc.	6.375%	3/01/25	BB	202,000

250	UPCB Finance Limited, 144A	5.375%	1/15/25	BB	235,625
950	Total Wireless Telecommunication Services				891,500
$12,546	Total Corporate Bonds (cost $12,696,063)				10,573,900

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (5)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 2.9% (4)

	Internet Software & Services – 1.2%

$149	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	$135,104

	Leisure Products – 1.1%

129	Academy, Ltd., Term Loan B	5.000%	7/01/22	B	124,888

	Specialty Retail – 0.6%

75	Petsmart, Inc., Term Loan B	4.250%	3/11/22	BB–	73,094
$353	Total Variable Rate Senior Loan Interests (cost $353,085)				333,086
	Total Long-Term Investments (cost $13,176,431)				10,964,048

Nuveen Investments	27

Nuveen Symphony High Yield Bond Fund (continued)

Portfolio of Investments	December 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 8.4%

	REPURCHASE AGREEMENTS – 8.4%

$972	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/15, repurchase price $971,942, collateralized by $1,005,000 U.S. Treasury Notes, 1.375%, due 3/31/20, value $994,950	0.030%	1/04/16	$971,939
	Total Short-Term Investments (cost $971,939)			971,939
	Total Investments (cost $14,148,370) – 103.5%			11,935,987
	Other Assets Less Liabilities – (3.5)%			(407,710)
	Net Assets – 100%			$11,528,277

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Convertible Bonds	$—	$57,062	$—	$57,062
Corporate Bonds	—	10,573,900	—	10,573,900
Variable Rate Senior Loan Interests	—	333,086	—	333,086
Short-Term Investments:
Repurchase Agreements	—	971,939	—	971,939
Total	$—	$11,935,987	$—	$11,935,987

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2015, the cost of investments was $14,177,152.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2015, were as follows:

Gross unrealized:
Appreciation	$49,488
Depreciation	(2,290,653)
Net unrealized appreciation (depreciation) of investments	$(2,241,165)

28	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issuer is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen Investments	29

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: February 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: February 29, 2016